Document and Entity Information	12 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Central Index Key	0000917125
Amendment Flag	false
Document Creation Date	Jul 29, 2013
Document Effective Date	Jul 29, 2013
Prospectus Date	Jul 31, 2013

Rainier Large Cap Equity Fund
Rainier Large Cap Equity Fund Institutional Shares/Original Shares
INVESTMENT OBJECTIVE
The Rainier Large Cap Equity Fund (the “Large Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rainier Large Cap Equity Fund (USD $)	Institutional	Original
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rainier Large Cap Equity Fund		Institutional	Original
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.20%	0.24%
Total Annual Fund Operating Expenses		0.90%	1.19%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.83%	1.12%
[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
[2]	Rainier Investment Management, Inc. ("Rainier") has contractually agreed to reduce its fees and/or reimburse Fund expenses such that the annual rate of ordinary operating expenses is reduced by 0.05% through July 31, 2014. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated. In addition, the Fund's administrator has contractually agreed to waive its fee by 0.02% through July 31, 2014. This obligation may be terminated only if the Fund's administration agreement is terminated.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example Rainier Large Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	85	280	492	1,101
Original	114	371	648	1,437

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 84.93% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of large-capitalization companies traded in the U.S. Rainier considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase. The Fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Fund. The Fund will normally be invested in approximately 50 to 150 securities. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs"). The Fund may invest in initial public offerings ("IPOs") and may invest in exchange-traded funds ("ETFs").

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund's economic sector weightings to a broad index, such as the Standard & Poor's (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Market Capitalization Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies' stock tend to fluctuate in value more than other stocks. Large-cap stocks may have extended cycles where they perform worse than other segments of the stock market or the stock market in general.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
RAINIER LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2013 for the Fund was 10.48%.

Best Quarter:	+14.94%	(second quarter, 2003)
Worst Quarter:	-23.64%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Average Annual Total Returns Rainier Large Cap Equity Fund	1 Year	5 Years	10 Years
Institutional Shares	13.72%	(1.48%)	6.77%
Institutional Shares Return after taxes on distributions	13.34%	(1.62%)	6.39%
Institutional Shares Return after taxes on distributions and sale of fund shares	9.43%	(1.28%)	5.91%
Original Shares	13.44%	(1.73%)	6.50%
S&P 500 Index�� (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2013
Rainier Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Rainier Large Cap Equity Fund Institutional Shares/Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Large Cap Equity Fund (the “Large Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 84.93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.93%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of large-capitalization companies traded in the U.S. Rainier considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase. The Fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Fund. The Fund will normally be invested in approximately 50 to 150 securities. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs"). The Fund may invest in initial public offerings ("IPOs") and may invest in exchange-traded funds ("ETFs").

		Rainier refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund's economic sector weightings to a broad index, such as the Standard & Poor's (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Market Capitalization Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies' stock tend to fluctuate in value more than other stocks. Large-cap stocks may have extended cycles where they perform worse than other segments of the stock market or the stock market in general.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2013 for the Fund was 10.48%.

Best Quarter:	+14.94%	(second quarter, 2003)
Worst Quarter:	-23.64%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.
Rainier Large Cap Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	492
10 Years	rr_ExpenseExampleYear10	1,101
2003	rr_AnnualReturn2003	29.08%
2004	rr_AnnualReturn2004	9.59%
2005	rr_AnnualReturn2005	11.67%
2006	rr_AnnualReturn2006	12.54%
2007	rr_AnnualReturn2007	16.71%
2008	rr_AnnualReturn2008	(40.70%)
2009	rr_AnnualReturn2009	23.73%
2010	rr_AnnualReturn2010	16.00%
2011	rr_AnnualReturn2011	(4.10%)
2012	rr_AnnualReturn2012	13.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.64%)
1 Year	rr_AverageAnnualReturnYear01	13.72%
5 Years	rr_AverageAnnualReturnYear05	(1.48%)
10 Years	rr_AverageAnnualReturnYear10	6.77%
Rainier Large Cap Equity Fund | Original
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	648
10 Years	rr_ExpenseExampleYear10	1,437
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
10 Years	rr_AverageAnnualReturnYear10	6.50%
Rainier Large Cap Equity Fund | Return after taxes on distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	(1.62%)
10 Years	rr_AverageAnnualReturnYear10	6.39%
Rainier Large Cap Equity Fund | Return after taxes on distributions and sale of fund shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.43%
5 Years	rr_AverageAnnualReturnYear05	(1.28%)
10 Years	rr_AverageAnnualReturnYear10	5.91%
Rainier Large Cap Equity Fund | S&P 500 Index�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Rainier Large Cap Equity Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%

[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
[2]	Rainier Investment Management, Inc. ("Rainier") has contractually agreed to reduce its fees and/or reimburse Fund expenses such that the annual rate of ordinary operating expenses is reduced by 0.05% through July 31, 2014. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated. In addition, the Fund's administrator has contractually agreed to waive its fee by 0.02% through July 31, 2014. This obligation may be terminated only if the Fund's administration agreement is terminated.

Rainier Mid Cap Equity Fund
Rainier Mid Cap Equity Fund Institutional Shares/Original Shares
INVESTMENT OBJECTIVE
The Rainier Mid Cap Equity Fund (the “Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rainier Mid Cap Equity Fund (USD $)	Institutional	Original
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rainier Mid Cap Equity Fund		Institutional	Original
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.25%	0.24%
Total Annual Fund Operating Expenses		1.10%	1.34%
[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example Rainier Mid Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	112	350	606	1,340
Original	136	425	734	1,613

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 131.10% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of May 31, 2013, the market capitalization range of companies included in the Russell Midcap Index was $1.8 billion to $21.5 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if Rainier considers them to be particularly attractive. The Fund will normally invest in approximately 75 to 150 companies. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs"). The Fund may invest in initial public offerings ("IPOs") and may invest in exchange-traded funds ("ETFs").

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund's economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap® Index, and normally avoids extreme overweighting or underweighting relative to that index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Mid-Cap Company Risk – Investments in securities of mid-cap companies typically involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of mid-cap companies' stock tend to fluctuate in value more than larger capitalization stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) may involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
RAINIER MID CAP EQUITY FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2013 for the Fund was 11.05%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Average Annual Total Returns Rainier Mid Cap Equity Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Shares	14.06%	0.05%	6.28%	[1]	Dec 27, 2005
Institutional Shares Return after taxes on distributions	14.06%	0.05%	6.13%	[1]
Institutional Shares Return after taxes on distributions and sale of fund shares	9.14%	0.04%	5.39%	[1]
Original Shares	13.78%	(0.20%)	6.01%	[1]	Dec 27, 2005
Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	5.40%	[1]
Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	5.36%	[1]
[1]	Institutional Shares and Original Shares commenced operations on December 27, 2005.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2013
Rainier Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Rainier Mid Cap Equity Fund Institutional Shares/Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Mid Cap Equity Fund (the “Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 131.10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.10%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of May 31, 2013, the market capitalization range of companies included in the Russell Midcap Index was $1.8 billion to $21.5 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if Rainier considers them to be particularly attractive. The Fund will normally invest in approximately 75 to 150 companies. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs"). The Fund may invest in initial public offerings ("IPOs") and may invest in exchange-traded funds ("ETFs").

		Rainier refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund's economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap® Index, and normally avoids extreme overweighting or underweighting relative to that index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Mid-Cap Company Risk – Investments in securities of mid-cap companies typically involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of mid-cap companies' stock tend to fluctuate in value more than larger capitalization stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) may involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods with a domestic broad-based market index and with a secondary domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER MID CAP EQUITY FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2013 for the Fund was 11.05%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Rainier Mid Cap Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
2006	rr_AnnualReturn2006	21.83%
2007	rr_AnnualReturn2007	27.42%
2008	rr_AnnualReturn2008	(46.46%)
2009	rr_AnnualReturn2009	33.70%
2010	rr_AnnualReturn2010	27.26%
2011	rr_AnnualReturn2011	(3.51%)
2012	rr_AnnualReturn2012	14.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.81%)
1 Year	rr_AverageAnnualReturnYear01	14.06%
5 Years	rr_AverageAnnualReturnYear05	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2005
Rainier Mid Cap Equity Fund | Original
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	13.78%
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2005
Rainier Mid Cap Equity Fund | Return after taxes on distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.06%
5 Years	rr_AverageAnnualReturnYear05	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%	[2]
Rainier Mid Cap Equity Fund | Return after taxes on distributions and sale of fund shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.14%
5 Years	rr_AverageAnnualReturnYear05	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%	[2]
Rainier Mid Cap Equity Fund | Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%	[2]
Rainier Mid Cap Equity Fund | Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%	[2]

[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
[2]	Institutional Shares and Original Shares commenced operations on December 27, 2005.

Rainier Small/Mid Cap Equity Fund
Rainier Small/Mid Cap Equity Fund Institutional Shares/Original Shares
INVESTMENT OBJECTIVE
The Rainier Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rainier Small/Mid Cap Equity Fund (USD $)	Institutional	Original
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rainier Small/Mid Cap Equity Fund		Institutional	Original
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.14%	0.22%
Total Annual Fund Operating Expenses		0.99%	1.32%
[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example Rainier Small/Mid Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	101	315	547	1,213
Original	134	418	723	1,590

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 121.29% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Fund will invest in approximately 100 to 150 companies. Rainier defines small- and mid-cap companies as companies that are members of, or fall within, the capitalization range inclusive of the Russell 2000® Index, which was $129 million to $3.3 billion as of May 31, 2013, and the Russell Midcap® Index, which was $1.8 billion to $21.5 billion as of May 31, 2013. Investments in companies that grow above these maximum capitalization criteria may continue to be held if Rainier considers them to be particularly attractive. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs"). The Fund may invest in initial public offerings ("IPOs") and may invest in exchange-traded funds ("ETFs").

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund's economic sector weightings to a broad index of small- and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies typically involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies' stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
RAINIER SMALL/MID CAP EQUITY FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2013 for the Fund was 13.50%.

Best Quarter:	+21.92%	(second quarter, 2003)
Worst Quarter:	-32.26%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Average Annual Total Returns Rainier Small/Mid Cap Equity Fund	1 Year	5 Years	10 Years
Institutional Shares	14.19%	(1.38%)	10.26%
Institutional Shares Return after taxes on distributions	14.19%	(1.38%)	9.78%
Institutional Shares Return after taxes on distributions and sale of fund shares	9.22%	(1.17%)	9.02%
Original Shares	13.91%	(1.62%)	9.98%
Russell 2500��� Index (reflects no deduction for fees, expenses or taxes)	17.88%	4.34%	10.49%
Russell 2500��� Growth Index (reflects no deduction for fees, expenses or taxes)	16.13%	4.07%	10.55%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2013
Rainier Small/Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Rainier Small/Mid Cap Equity Fund Institutional Shares/Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 121.29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.29%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Fund will invest in approximately 100 to 150 companies. Rainier defines small- and mid-cap companies as companies that are members of, or fall within, the capitalization range inclusive of the Russell 2000® Index, which was $129 million to $3.3 billion as of May 31, 2013, and the Russell Midcap® Index, which was $1.8 billion to $21.5 billion as of May 31, 2013. Investments in companies that grow above these maximum capitalization criteria may continue to be held if Rainier considers them to be particularly attractive. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs"). The Fund may invest in initial public offerings ("IPOs") and may invest in exchange-traded funds ("ETFs").

		Rainier refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund's economic sector weightings to a broad index of small- and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies typically involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies' stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	RAINIER SMALL/MID CAP EQUITY FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2013 for the Fund was 13.50%.

Best Quarter:	+21.92%	(second quarter, 2003)
Worst Quarter:	-32.26%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.
Rainier Small/Mid Cap Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
2003	rr_AnnualReturn2003	46.64%
2004	rr_AnnualReturn2004	17.69%
2005	rr_AnnualReturn2005	17.82%
2006	rr_AnnualReturn2006	14.95%
2007	rr_AnnualReturn2007	21.76%
2008	rr_AnnualReturn2008	(48.68%)
2009	rr_AnnualReturn2009	30.19%
2010	rr_AnnualReturn2010	25.13%
2011	rr_AnnualReturn2011	(2.27%)
2012	rr_AnnualReturn2012	14.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.26%)
1 Year	rr_AverageAnnualReturnYear01	14.19%
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	10.26%
Rainier Small/Mid Cap Equity Fund | Original
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
1 Year	rr_AverageAnnualReturnYear01	13.91%
5 Years	rr_AverageAnnualReturnYear05	(1.62%)
10 Years	rr_AverageAnnualReturnYear10	9.98%
Rainier Small/Mid Cap Equity Fund | Return after taxes on distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.19%
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	9.78%
Rainier Small/Mid Cap Equity Fund | Return after taxes on distributions and sale of fund shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
10 Years	rr_AverageAnnualReturnYear10	9.02%
Rainier Small/Mid Cap Equity Fund | Russell 2500��� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Rainier Small/Mid Cap Equity Fund | Russell 2500��� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	10.55%

[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.

Rainier Balanced Fund
Rainier Balanced Fund Institutional Shares/Original Shares
INVESTMENT OBJECTIVE
The Rainier Balanced Fund (the “Balanced Fund” or “Fund”) seeks to provide investors with a balance of long-term capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rainier Balanced Fund (USD $)	Institutional	Original
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rainier Balanced Fund		Institutional	Original
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.26%	0.37%
Total Annual Fund Operating Expenses		0.96%	1.32%
Fee Waiver and/or Expense Reimbursement	[2]	(0.02%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.94%	1.19%
[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
[2]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.94% and 1.19% of the Fund's average net assets of the Institutional Shares and Original Shares, respectively (the "Expense Caps"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Caps will remain in effect until at least July 31, 2014. This Expense Caps may not be changed by Rainier during the period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example Rainier Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	96	304	529	1,176
Original	121	406	711	1,579

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 67.14% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade debt securities (including convertible bonds) and cash equivalent securities. Rainier seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market.

The Fund's assets will be allocated among equity, debt and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Fund's net assets. Debt securities will normally represent from 30% to 55% of the Fund's net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Fund's net assets. Rainier utilizes an approach of "strategic" long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided.

The stock portion of the Fund invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Fund may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. Rainier refers to the equity selection philosophy as Growth at a Reasonable Price ("GARP"). Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Fund may invest in initial public offerings ("IPOs") and may invest in exchange-traded funds ("ETFs").

The Fund may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. Investment-grade debt securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's"), or BBB- or better by Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch"). A portion of the investment-grade debt securities may include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Rainier may sell a debt security if the security has been downgraded or when it is swapped for a more attractive security.

Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Bond Risk – The income on and value of your shares in the Fund may fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund's average portfolio maturity and/or the lower the average quality of its portfolio, the greater the potential price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, and may have very volatile prices.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Market Capitalization Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies' stocks tend to fluctuate in value more than other stocks. Large-cap stocks may have extended cycles where they perform worse than other segments of the stock market or the stock market in general.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index, a secondary index provided as a bond market measure, and a third index calculated by Rainier and provided as a blend of the equity and bond market. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
RAINIER BALANCED FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2013 for the Fund was 5.96%.

Best Quarter:	+10.20%	(third quarter, 2009)
Worst Quarter:	-14.26%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Average Annual Total Returns Rainier Balanced Fund	1 Year	5 Years	10 Years
Institutional Shares	10.35%	1.10%	5.88%
Institutional Shares Return after taxes on distributions	8.42%	0.34%	4.84%
Institutional Shares Return after taxes on distributions and sale of fund shares	9.10%	0.75%	4.83%
Original Shares	10.02%	0.84%	5.62%
S&P 500 Index�� (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%
Balanced Index (reflects no deduction for fees, expenses or taxes)	10.95%	3.28%	6.24%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2013
Rainier Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Rainier Balanced Fund Institutional Shares/Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Balanced Fund (the “Balanced Fund” or “Fund”) seeks to provide investors with a balance of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 67.14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.14%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade debt securities (including convertible bonds) and cash equivalent securities. Rainier seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market.

The Fund's assets will be allocated among equity, debt and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Fund's net assets. Debt securities will normally represent from 30% to 55% of the Fund's net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Fund's net assets. Rainier utilizes an approach of "strategic" long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided.

The stock portion of the Fund invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Fund may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. Rainier refers to the equity selection philosophy as Growth at a Reasonable Price ("GARP"). Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Fund may invest in initial public offerings ("IPOs") and may invest in exchange-traded funds ("ETFs").

The Fund may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. Investment-grade debt securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's"), or BBB- or better by Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch"). A portion of the investment-grade debt securities may include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Rainier may sell a debt security if the security has been downgraded or when it is swapped for a more attractive security.

		Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Bond Risk – The income on and value of your shares in the Fund may fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund's average portfolio maturity and/or the lower the average quality of its portfolio, the greater the potential price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, and may have very volatile prices.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Market Capitalization Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies' stocks tend to fluctuate in value more than other stocks. Large-cap stocks may have extended cycles where they perform worse than other segments of the stock market or the stock market in general.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index, a secondary index provided as a bond market measure, and a third index calculated by Rainier and provided as a blend of the equity and bond market. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index, a secondary index provided as a bond market measure, and a third index calculated by Rainier and provided as a blend of the equity and bond market.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER BALANCED FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2013 for the Fund was 5.96%.

Best Quarter:	+10.20%	(third quarter, 2009)
Worst Quarter:	-14.26%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.
Rainier Balanced Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	529
10 Years	rr_ExpenseExampleYear10	1,176
2003	rr_AnnualReturn2003	18.58%
2004	rr_AnnualReturn2004	6.70%
2005	rr_AnnualReturn2005	7.59%
2006	rr_AnnualReturn2006	9.26%
2007	rr_AnnualReturn2007	12.73%
2008	rr_AnnualReturn2008	(27.82%)
2009	rr_AnnualReturn2009	18.67%
2010	rr_AnnualReturn2010	12.65%
2011	rr_AnnualReturn2011	(0.80%)
2012	rr_AnnualReturn2012	10.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.26%)
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	5.88%
Rainier Balanced Fund | Original
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	711
10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Rainier Balanced Fund | Return after taxes on distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.42%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Rainier Balanced Fund | Return after taxes on distributions and sale of fund shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.10%
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Rainier Balanced Fund | S&P 500 Index�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Rainier Balanced Fund | Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Rainier Balanced Fund | Balanced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.95%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	6.24%

[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
[2]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.94% and 1.19% of the Fund's average net assets of the Institutional Shares and Original Shares, respectively (the "Expense Caps"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Caps will remain in effect until at least July 31, 2014. This Expense Caps may not be changed by Rainier during the period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

Rainier Intermediate Fixed Income Fund
Rainier Intermediate Fixed Income Fund Original Shares
INVESTMENT OBJECTIVE
The Rainier Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund” or “Fund”) seeks to provide investors with current income.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Rainier Intermediate Fixed Income Fund Original
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rainier Intermediate Fixed Income Fund Original
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.74%
Fee Waiver and/or Expense Reimbursement	[1]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.55%
[1]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.55% of the Fund's average net assets (the "Expense Cap"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Cap will remain in effect until at least July 31, 2014. This Expense Cap may not be changed by Rainier during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Rainier Intermediate Fixed Income Fund Original	56	217	393	901

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30.63% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in a diversified portfolio of debt securities (including convertible bonds). Most of the Fund's investments are debt securities issued or guaranteed by the U.S. government, or its agencies, and corporate issuers. Rainier intends, but is not obligated, to construct the Fund with a higher proportion of corporate issues than government or government agency securities. A portion of these investments may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). The Fund will invest in debt securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by Rainier) at the time of investment. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, the Fund may invest up to 25% of its assets in foreign debt securities. These include U.S. dollar denominated securities of foreign issuers. The Fund may invest in exchange-traded funds ("ETFs").

Investment-grade debt securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's") or BBB- or better by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"). Securities that are rated Baa3 by Moody's or BBB- by S&P or Fitch, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Rainier intends to limit investment in securities rated Baa3 by Moody's or BBB- by S&P or Fitch to no more than 30% of the Fund's total assets.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if Rainier believes a temporary defensive posture is appropriate. Rainier plans to manage the Fund as a moderate duration portfolio. To Rainier, "moderate duration" denotes a portfolio within a range on average of ±25% of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index ("Barclays Capital Index"). If, for example, the duration of the Barclays Capital Index were 4.0 years, the Fund's duration would be between 3.0 and 5.0 years. Duration measures the sensitivity of a debt portfolio to interest-rate changes. To illustrate, if a portfolio had an average effective duration of 5.0 years, a 1% increase in market interest rates would be expected to cause the principal value of the portfolio to lose approximately 5%. Rainier may sell a debt security if the security has been downgraded or when it is swapped for a more attractive security.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Bond Risk – As with most debt funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund's average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, and may have very volatile prices.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic treasury bill market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
RAINIER INTERMEDIATE FIXED INCOME FUND – ORIGINAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2013 for the Fund was -1.25%.

Best Quarter:	+4.32%	(fourth quarter, 2008)
Worst Quarter:	-2.69%	(third quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Average Annual Total Returns Rainier Intermediate Fixed Income Fund	1 Year	5 Years	10 Years
Original Shares	5.45%	5.38%	4.44%
Original Shares Return after taxes on distributions	4.23%	3.99%	3.11%
Original Shares Return after taxes on distributions and sale of fund shares	3.62%	3.82%	3.06%
Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%
Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	0.45%	1.69%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2013
Rainier Intermediate Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Rainier Intermediate Fixed Income Fund Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund” or “Fund”) seeks to provide investors with current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30.63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.63%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in a diversified portfolio of debt securities (including convertible bonds). Most of the Fund's investments are debt securities issued or guaranteed by the U.S. government, or its agencies, and corporate issuers. Rainier intends, but is not obligated, to construct the Fund with a higher proportion of corporate issues than government or government agency securities. A portion of these investments may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). The Fund will invest in debt securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by Rainier) at the time of investment. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, the Fund may invest up to 25% of its assets in foreign debt securities. These include U.S. dollar denominated securities of foreign issuers. The Fund may invest in exchange-traded funds ("ETFs").

Investment-grade debt securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's") or BBB- or better by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"). Securities that are rated Baa3 by Moody's or BBB- by S&P or Fitch, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Rainier intends to limit investment in securities rated Baa3 by Moody's or BBB- by S&P or Fitch to no more than 30% of the Fund's total assets.

		The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if Rainier believes a temporary defensive posture is appropriate. Rainier plans to manage the Fund as a moderate duration portfolio. To Rainier, "moderate duration" denotes a portfolio within a range on average of ±25% of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index ("Barclays Capital Index"). If, for example, the duration of the Barclays Capital Index were 4.0 years, the Fund's duration would be between 3.0 and 5.0 years. Duration measures the sensitivity of a debt portfolio to interest-rate changes. To illustrate, if a portfolio had an average effective duration of 5.0 years, a 1% increase in market interest rates would be expected to cause the principal value of the portfolio to lose approximately 5%. Rainier may sell a debt security if the security has been downgraded or when it is swapped for a more attractive security.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Bond Risk – As with most debt funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund's average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, and may have very volatile prices.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic treasury bill market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic treasury bill market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER INTERMEDIATE FIXED INCOME FUND – ORIGINAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2013 for the Fund was -1.25%.

Best Quarter:	+4.32%	(fourth quarter, 2008)
Worst Quarter:	-2.69%	(third quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Rainier Intermediate Fixed Income Fund | Original
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%) [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	217
5 Years	rr_ExpenseExampleYear05	393
10 Years	rr_ExpenseExampleYear10	901
2003	rr_AnnualReturn2003	4.17%
2004	rr_AnnualReturn2004	2.29%
2005	rr_AnnualReturn2005	0.97%
2006	rr_AnnualReturn2006	4.05%
2007	rr_AnnualReturn2007	6.18%
2008	rr_AnnualReturn2008	2.73%
2009	rr_AnnualReturn2009	8.80%
2010	rr_AnnualReturn2010	5.79%
2011	rr_AnnualReturn2011	4.20%
2012	rr_AnnualReturn2012	5.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.69%)
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Rainier Intermediate Fixed Income Fund | Return after taxes on distributions | Original
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.23%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Rainier Intermediate Fixed Income Fund | Return after taxes on distributions and sale of fund shares | Original
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Rainier Intermediate Fixed Income Fund | Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Rainier Intermediate Fixed Income Fund | Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	1.69%

[1]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.55% of the Fund's average net assets (the "Expense Cap"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Cap will remain in effect until at least July 31, 2014. This Expense Cap may not be changed by Rainier during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

Rainier High Yield Fund
Rainier High Yield Fund Institutional Shares/Original Shares
INVESTMENT OBJECTIVE
The Rainier High Yield Fund (the “High Yield Fund” or “Fund”) seeks to earn a high level of current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rainier High Yield Fund (USD $)	Institutional	Original
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rainier High Yield Fund		Institutional	Original
Management Fees		0.55%	0.55%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.79%	1.04%
Fee Waiver and/or Expense Reimbursement	[2]	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.66%	0.91%
[1]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[2]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.65% and 0.90% of the Fund's average net assets of its Institutional and Original Shares, respectively (the "Expense Caps"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Caps will remain in effect until at least July 31, 2014. The Expense Caps may not be changed by Rainier during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier, and will terminate if the Management Agreement is terminated.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example Rainier High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	67	239	426	966
Original	93	318	561	1,259

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in below investment grade bonds of corporate issuers. These "high yield" securities, also called "junk bonds," will generally be rated BB or lower by Standard & Poor's Rating Group ("S&P") or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, Rainier may determine whether it is of comparable quality and therefore eligible for the Fund's investment.

The Fund will purchase securities of companies in any capitalization range – small, medium or large. The Fund's principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and, as such, the Fund may invest in securities that no longer make payments of interest or principal, including defaulted securities. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Fund may also invest in private placements and "Rule 144A" securities, which are subject to resale restrictions. The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds ("ETFs").

The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if Rainier believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a debt security that was developed to be a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Fund may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager's expectations, or when swapped for a more attractive security.
PRINCIPAL INVESTMENT RISKS
Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  High-Yield Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuers' creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Bond Risk – As with most debt funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund's average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency-rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
RAINIER HIGH YIELD FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2013 for the Rainier High Yield Fund Institutional Shares was 0.86%.

Best Quarter:	+6.82%	(third quarter, 2010)
Worst Quarter:	-3.89%	(third quarter, 2011)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Average Annual Total Returns Rainier High Yield Fund		1 Year	Since Inception		Inception Date
Institutional Shares		13.13%	15.23%	[1]	Mar 31, 2009
Institutional Shares Return after taxes on distributions		10.41%	11.95%	[1]
Institutional Shares Return after taxes on distributions and sale of fund shares		8.73%	11.23%	[1]
Original Shares	[2]	12.98%	14.98%	[1]	Jul 31, 2012
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)		15.58%	21.60%	[1]
BofA Merrill Lynch U.S. High Yield BB-B Rated Index (reflects no deduction for fees, expenses or taxes)		14.71%	18.67%	[1]
[1]	Institutional Shares commenced operations on March 31, 2009. Original Shares commenced operations on July 31, 2012.
[2]	Performance of Original Shares for the period prior to the commencement of operations for Original Shares is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Original Shares.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2013
Rainier High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Rainier High Yield Fund Institutional Shares/Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier High Yield Fund (the “High Yield Fund” or “Fund”) seeks to earn a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.74%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in below investment grade bonds of corporate issuers. These "high yield" securities, also called "junk bonds," will generally be rated BB or lower by Standard & Poor's Rating Group ("S&P") or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, Rainier may determine whether it is of comparable quality and therefore eligible for the Fund's investment.

The Fund will purchase securities of companies in any capitalization range – small, medium or large. The Fund's principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and, as such, the Fund may invest in securities that no longer make payments of interest or principal, including defaulted securities. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Fund may also invest in private placements and "Rule 144A" securities, which are subject to resale restrictions. The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds ("ETFs").

The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if Rainier believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a debt security that was developed to be a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

		The Fund may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager's expectations, or when swapped for a more attractive security.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  High-Yield Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuers' creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Bond Risk – As with most debt funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund's average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency-rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER HIGH YIELD FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2013 for the Rainier High Yield Fund Institutional Shares was 0.86%.

Best Quarter:	+6.82%	(third quarter, 2010)
Worst Quarter:	-3.89%	(third quarter, 2011)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Rainier High Yield Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	239
5 Years	rr_ExpenseExampleYear05	426
10 Years	rr_ExpenseExampleYear10	966
2010	rr_AnnualReturn2010	13.33%
2011	rr_AnnualReturn2011	6.16%
2012	rr_AnnualReturn2012	13.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.89%)
1 Year	rr_AverageAnnualReturnYear01	13.13%
Since Inception	rr_AverageAnnualReturnSinceInception	15.23%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Rainier High Yield Fund | Original
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	561
10 Years	rr_ExpenseExampleYear10	1,259
1 Year	rr_AverageAnnualReturnYear01	12.98%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	14.98%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2012	[4]
Rainier High Yield Fund | Return after taxes on distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.41%
Since Inception	rr_AverageAnnualReturnSinceInception	11.95%	[3]
Rainier High Yield Fund | Return after taxes on distributions and sale of fund shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.73%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%	[3]
Rainier High Yield Fund | BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.58%
Since Inception	rr_AverageAnnualReturnSinceInception	21.60%	[3]
Rainier High Yield Fund | BofA Merrill Lynch U.S. High Yield BB-B Rated Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.71%
Since Inception	rr_AverageAnnualReturnSinceInception	18.67%	[3]

[1]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[2]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.65% and 0.90% of the Fund's average net assets of its Institutional and Original Shares, respectively (the "Expense Caps"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Caps will remain in effect until at least July 31, 2014. The Expense Caps may not be changed by Rainier during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier, and will terminate if the Management Agreement is terminated.
[3]	Institutional Shares commenced operations on March 31, 2009. Original Shares commenced operations on July 31, 2012.
[4]	Performance of Original Shares for the period prior to the commencement of operations for Original Shares is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Original Shares.

Rainier International Discovery Fund
Rainier International Discovery Fund Institutional Shares/Class A Shares
INVESTMENT OBJECTIVE
The Rainier International Discovery Fund (the “International Discovery Fund” or “Fund”) seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Rainier Funds. More information about these and other discounts is available from your financial professional and in the section titled “Description of Share Classes” in the Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rainier International Discovery Fund	Institutional	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load)	none	none	[1]
Maximum Sales Charge (Load) on Reinvested Dividends	none	none
Redemption or Exchange Fee	none	none
[1]	If no initial sales charge is assessed in certain circumstances, such as on a purchase of $1 million or more, a contingent deferred sales charge of 1.00% of the lesser of the initial offering price of the shares redeemed or the amount redeemed within one year of purchase may be assessed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rainier International Discovery Fund		Institutional	Class A
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.74%	0.72%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.75%	1.98%
Fee Reduction and/or Expense Reimbursement	[3]	(0.49%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.26%	1.51%
[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
[2]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[3]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 1.50% and 1.25% of the Fund's average net assets of its Class A Shares and Institutional Shares, respectively (the "Expense Caps"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Caps will remain in effect until at least July 31, 2014. The Expense Caps may not be changed by Rainier during the period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example Rainier International Discovery Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	128	503	903	2,022
Class A	720	1,118	1,540	2,713

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2013, the Fund’s turnover rate was 78.16% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions, the Fund will invest primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries and emerging market countries that have strong earnings prospects relative to their peers and attractive overall business fundamentals. The portfolio manager selects stocks of companies he believes will increase in value over time and makes investment decisions based primarily on an analysis of individual companies, rather than on broad economic forecasts. The portfolio manager believes that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. In normal market conditions, the Fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. In pursuing its investment objective, the Fund may invest in equity securities, including common stock and preferred stock, and securities convertible into common stock, including warrants, convertible bonds, and rights. In addition, the Fund may also invest in the initial public offerings ("IPOs") of small-cap companies, real estate investment trusts ("REITs") and similar types of investments outside of the U.S., participatory notes and exchange-traded funds ("ETFs"). Participatory notes allow investors, such as the Fund, to invest indirectly in foreign securities without registering in those foreign markets where the country requires registration to make any direct investment in securities. The Fund will generally not invest more than 25% of its net assets in participatory notes at the time of purchase.

The Fund will invest primarily in foreign securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs"), U.S. dollar-denominated foreign securities and direct foreign securities (purchased on foreign exchanges). Depositary receipts are negotiable, bank-issued certificates representing ownership of stock securities by an investor outside the country of origin. The Fund is not required to invest a specified portion of its net assets in any particular geographic region or any particular industry or sector, but will typically invest in at least three foreign countries at any time. The Fund will generally not invest more than 50% of its net assets in issuers located in emerging markets.

The Fund is diversified and will generally hold between 60 and 120 securities and seeks to invest in securities that are selling at reasonable valuations. The Fund may sell a security if it achieves the valuation target, when the underlying fundamentals deteriorate as compared to the portfolio manager's expectations, or when it is replaced with a more attractive security.

In addition, up to 10% of the Fund's net assets may be held in cash or cash equivalents at Rainier's discretion.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Foreign Securities and Emerging Markets Risks – Investing in foreign securities and securities of companies located in emerging market countries involve additional risks as compared to investing in U.S. securities, including risks related to political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, currency- exchange rate fluctuations, less or more strict regulation of securities markets, less liquidity, more volatility, higher transaction costs, and delays in settling securities transactions. Investing in securities of companies located in emerging market countries involves even greater risk and volatility than investing in more developed foreign markets because of, among other things, smaller securities markets, higher transaction costs, and fixed or managed currencies.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, investment in IPO shares could have a magnified impact on the performance of the Fund.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility, which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  New Fund Risk – There can be no guarantee that the Fund will grow to or maintain an economically viable size.
  Participatory Notes Risk – Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the participatory notes will not fulfill its contractual obligations under the notes.
  Real Estate Securities Risk – The value of real estate investments can be negatively affected by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the entity.
  Small-Cap Company Risk – Investments in securities of small-cap companies may involve greater risk of loss than investing in larger, more established companies. Small-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small-cap companies' stock tend to fluctuate in value more than other stocks.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

PERFORMANCE
Because the Fund does not have a full calendar year of performance to compare against a broad measure of market performance, performance information is not provided here. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2013
Rainier International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Rainier International Discovery Fund Institutional Shares/Class A Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier International Discovery Fund (the “International Discovery Fund” or “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Rainier Funds. More information about these and other discounts is available from your financial professional and in the section titled “Description of Share Classes” in the Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2013, the Fund’s turnover rate was 78.16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.16%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If no initial sales charge is assessed in certain circumstances, such as on a purchase of $1 million or more, a contingent deferred sales charge of 1.00% of the lesser of the initial offering price of the shares redeemed or the amount redeemed within one year of purchase may be assessed.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Rainier Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund will invest primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries and emerging market countries that have strong earnings prospects relative to their peers and attractive overall business fundamentals. The portfolio manager selects stocks of companies he believes will increase in value over time and makes investment decisions based primarily on an analysis of individual companies, rather than on broad economic forecasts. The portfolio manager believes that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. In normal market conditions, the Fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. In pursuing its investment objective, the Fund may invest in equity securities, including common stock and preferred stock, and securities convertible into common stock, including warrants, convertible bonds, and rights. In addition, the Fund may also invest in the initial public offerings ("IPOs") of small-cap companies, real estate investment trusts ("REITs") and similar types of investments outside of the U.S., participatory notes and exchange-traded funds ("ETFs"). Participatory notes allow investors, such as the Fund, to invest indirectly in foreign securities without registering in those foreign markets where the country requires registration to make any direct investment in securities. The Fund will generally not invest more than 25% of its net assets in participatory notes at the time of purchase.

The Fund will invest primarily in foreign securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs"), U.S. dollar-denominated foreign securities and direct foreign securities (purchased on foreign exchanges). Depositary receipts are negotiable, bank-issued certificates representing ownership of stock securities by an investor outside the country of origin. The Fund is not required to invest a specified portion of its net assets in any particular geographic region or any particular industry or sector, but will typically invest in at least three foreign countries at any time. The Fund will generally not invest more than 50% of its net assets in issuers located in emerging markets.

The Fund is diversified and will generally hold between 60 and 120 securities and seeks to invest in securities that are selling at reasonable valuations. The Fund may sell a security if it achieves the valuation target, when the underlying fundamentals deteriorate as compared to the portfolio manager's expectations, or when it is replaced with a more attractive security.

		In addition, up to 10% of the Fund's net assets may be held in cash or cash equivalents at Rainier's discretion.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Foreign Securities and Emerging Markets Risks – Investing in foreign securities and securities of companies located in emerging market countries involve additional risks as compared to investing in U.S. securities, including risks related to political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, currency- exchange rate fluctuations, less or more strict regulation of securities markets, less liquidity, more volatility, higher transaction costs, and delays in settling securities transactions. Investing in securities of companies located in emerging market countries involves even greater risk and volatility than investing in more developed foreign markets because of, among other things, smaller securities markets, higher transaction costs, and fixed or managed currencies.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, investment in IPO shares could have a magnified impact on the performance of the Fund.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility, which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  New Fund Risk – There can be no guarantee that the Fund will grow to or maintain an economically viable size.
  Participatory Notes Risk – Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the participatory notes will not fulfill its contractual obligations under the notes.
  Real Estate Securities Risk – The value of real estate investments can be negatively affected by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the entity.
  Small-Cap Company Risk – Investments in securities of small-cap companies may involve greater risk of loss than investing in larger, more established companies. Small-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small-cap companies' stock tend to fluctuate in value more than other stocks.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have a full calendar year of performance to compare against a broad measure of market performance, performance information is not provided here. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of performance to compare against a broad measure of market performance, performance information is not provided here. Performance information will be available after the Fund has been in operation for one calendar year.
Rainier International Discovery Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	503
5 Years	rr_ExpenseExampleYear05	903
10 Years	rr_ExpenseExampleYear10	2,022
Rainier International Discovery Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	720
3 Years	rr_ExpenseExampleYear03	1,118
5 Years	rr_ExpenseExampleYear05	1,540
10 Years	rr_ExpenseExampleYear10	2,713

[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.
[2]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[3]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 1.50% and 1.25% of the Fund's average net assets of its Class A Shares and Institutional Shares, respectively (the "Expense Caps"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Caps will remain in effect until at least July 31, 2014. The Expense Caps may not be changed by Rainier during the period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.
[4]	If no initial sales charge is assessed in certain circumstances, such as on a purchase of $1 million or more, a contingent deferred sales charge of 1.00% of the lesser of the initial offering price of the shares redeemed or the amount redeemed within one year of purchase may be assessed.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2013